CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income (loss)	Retained earnings	Total China Distance Education Holding Limited shareholders' equity	Noncontrolling interest
Beginning Balance (in shares) at Sep. 30, 2014		142,752,873
Beginning Balance at Sep. 30, 2014	$ 98,410	$ 14	$ 77,270	$ 6,220	$ 14,906	$ 98,410
Net income for the year	24,573				24,573	24,573
Foreign currency translation adjustments	(3,485)			(3,485)		(3,485)
Repurchase of ordinary shares (in shares) (Note 17)		(1,137,236)
Repurchase of ordinary shares (Note 17)	(3,333)		(3,333)			(3,333)
Options exercised (in shares)		123,924
Options exercised	18		18			18
Stock-based compensation expense (in shares) (Note 25)		667,372
Stock-based compensation expense (Note 25)	1,783		1,783			1,783
Dividends (Note 26)	(28,199)		(21,182)		(7,017)	(28,199)
Repayment of loan to optionees in connection with exercise of options	1,042		1,042			1,042
Ending Balance (in shares) at Sep. 30, 2015		142,406,933
Ending Balance at Sep. 30, 2015	90,809	$ 14	55,598	2,735	32,462	90,809
Net income for the year	26,411				26,290	26,290	$ 121
Foreign currency translation adjustments	(6,395)			(6,153)		(6,153)	(242)
Repurchase of ordinary shares (in shares) (Note 17)		(11,326,460)
Repurchase of ordinary shares (Note 17)	(36,760)	$ (1)	(21,289)		(15,470)	(36,760)
Options exercised (in shares)		524,300
Options exercised	1,659		1,659			1,659
Stock-based compensation expense (in shares) (Note 25)		125,000
Stock-based compensation expense (Note 25)	2,015		2,015			2,015
Dividends (Note 26)	(31,138)		(20,800)		(10,338)	(31,138)
Capital contribution from noncontrolling interests	4,824						4,824
Noncontrolling interest arising from an acquisition	6,533						6,533
Loan to optionees in connection with exercise of options	(1,663)		(1,663)			(1,663)
Repayment of loan to optionees in connection with exercise of options	$ 177		177			177
Ending Balance (in shares) at Sep. 30, 2016	131,729,773	131,729,773
Ending Balance at Sep. 30, 2016	$ 56,472	$ 13	15,697	(3,418)	32,944	45,236	11,236
Net income for the year	16,268				14,935	14,935	1,333
Foreign currency translation adjustments	264			(122)		(122)	386
Stock-based compensation expense (in shares) (Note 25)		125,000
Stock-based compensation expense (Note 25)	2,111		2,111			2,111
Dividends (Note 26)	(14,839)				(14,839)	(14,839)
Capital contribution from noncontrolling interests	12,164		1,090			1,090	11,074
Unrealized gain on available-for-sale securities, net of tax effect of US$26	173			173		173
Repayment of loan to optionees in connection with exercise of options	$ 199		199			199
Ending Balance (in shares) at Sep. 30, 2017	131,854,773	131,854,773
Ending Balance at Sep. 30, 2017	$ 72,812	$ 13	$ 19,097	$ (3,367)	$ 33,040	$ 48,783	$ 24,029